Acquisition - Schedule of unaudited pro forma summary (Details) - Tianbo ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Revenue	¥ 1,362,964
Net income attributable to Phoenix New Media Limited	¥ 731,007